Annual Fund Operating Expenses - ETF - Vanguard Total Corporate Bond ETF - ETF Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.04%